Supplemental guarantor financial information	3 Months Ended
Mar. 31, 2011
Supplemental Guarantor Financial Information [Abstract]
Supplemental guarantor financial information
Note 16: Supplemental guarantor financial information

In March 2011, we issued $200.0 million of long-term notes due in March 2019. The notes were issued under a private placement under Rule 144A of the Securities Act of 1933. We anticipate registering the notes with the Securities and Exchange Commission via a registration statement within 340 days of March 15, 2011. These notes are jointly and severally guaranteed on a full and unconditional basis, subject to the release provisions described herein, by certain 100%-owned subsidiaries that guarantee any of our other indebtedness. These subsidiaries also guarantee our obligations under our credit facility and our long-term notes due in 2015. The subsidiary guarantees with respect to the notes due in March 2019 are subject to release upon the sale of all or substantially all of a subsidiary’s assets, when the requirements for legal defeasance of the guaranteed securities have been satisfied, when the subsidiary is declared an unrestricted subsidiary, or upon satisfaction and discharge of the indenture.

The following condensed supplemental consolidating financial information reflects the summarized financial information of Deluxe Corporation, the guarantors on a combined basis and the non-guarantor subsidiaries on a combined basis. Separate financial statements of the guarantors are not presented because the guarantors are jointly, severally, fully and unconditionally liable under the guarantees, subject to the release provisions described herein, and we believe that the condensed consolidating financial statements presented are sufficient to provide an understanding of the financial position, results of operations and cash flows of the guarantors.

We are an integrated enterprise, characterized by substantial intersegment cooperation, cost allocations and the sharing of assets. Therefore, we do not represent that the financial information presented is indicative of the financial position, results of operations or cash flows which the entities would have reported if they had operated independently. The condensed consolidating financial statements should be read in conjunction with our consolidated financial statements.

Deluxe Corporation
Condensed Consolidating Balance Sheet

	March 31, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$12,945	$3,665	$15,242	$—	$31,852
Trade accounts receivable, net	—	49,283	12,113	—	61,396
Inventories and supplies	—	18,574	2,129	—	20,703
Deferred income taxes	2,648	6,303	254	—	9,205
Funds held for customers	—	—	49,343	—	49,343
Other current assets	8,393	8,520	3,832	—	20,745
Total current assets	23,986	86,345	82,913	—	193,244
Long-term Investments	35,233	2,714	—	—	37,947
Property, Plant and Equipment, net	—	101,988	17,669	—	119,657
Assets Held for Sale	—	3,937	—	—	3,937
Intangibles, net	—	142,295	3,227	—	145,522
Goodwill	—	723,937	2,056	—	725,993
Investments In Consolidated Subsidiaries	1,031,041	6,008	—	(1,037,049)	—
Intercompany (Payable) Receivable	(96,146)	141,658	(45,512)	—	—
Other Non-Current Assets	11,652	66,367	12,299	—	90,318
Total assets	$1,005,766	$1,275,249	$72,652	$(1,037,049)	$1,316,618

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$11,678	$42,718	$5,091	$—	$59,487
Accrued liabilities	25,899	66,671	54,699	—	147,269
Total current liabilities	37,577	109,389	59,790	—	206,756
Long-Term Debt	739,204	—	—	—	739,204
Deferred Income Taxes	(23,189)	68,749	3,856	—	49,416
Other Non-Current Liabilities	4,569	66,070	2,998	—	73,637
Total Shareholders’ Equity	247,605	1,031,041	6,008	(1,037,049)	247,605
Total liabilities and shareholders’ equity	$1,005,766	$1,275,249	$72,652	$(1,037,049)	$1,316,618

Deluxe Corporation
Condensed Consolidating Balance Sheet

	December 31, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
ASSETS
Current Assets:
Cash and cash equivalents	$3,197	$683	$13,503	$—	$17,383
Trade accounts receivable, net	—	53,679	12,792	—	66,471
Inventories and supplies	—	19,350	2,310	—	21,660
Deferred income taxes	2,854	6,303	233	—	9,390
Funds held for customers	—	—	35,720	—	35,720
Other current assets	9,463	8,047	3,103	—	20,613
Total current assets	15,514	88,062	67,661	—	171,237
Long-term Investments	34,905	2,427	78		37,410
Property, Plant and Equipment, net	—	102,427	17,794	—	120,221
Assets Held for Sale	—	4,527	—	—	4,527
Intangibles, net	—	151,512	3,600	—	155,112
Goodwill	—	723,938	1,999	—	725,937
Investments In Consolidated Subsidiaries	986,484	615	—	(987,099)	—
Intercompany (Payable) Receivable	(68,348)	114,299	(45,951)	—	—
Other Non-Current Assets	12,337	71,032	10,878	—	94,247
Total assets	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$11,697	$42,798	$5,983	$—	$60,478
Accrued liabilities	9,440	92,038	42,556	—	144,034
Short-term debt	7,000	—	—	—	7,000
Total current liabilities	28,137	134,836	48,539	—	211,512
Long-Term Debt	748,122	—	—	—	748,122
Deferred Income Taxes	(25,898)	68,794	3,856	—	46,752
Other Non-Current Liabilities	4,333	68,725	3,049	—	76,107
Total Shareholders’ Equity	226,198	986,484	615	(987,099)	226,198
Total liabilities and shareholders’ equity	$980,892	$1,258,839	$56,059	$(987,099)	$1,308,691

Deluxe Corporation
Condensed Consolidating Statement of Income

	Quarter Ended March 31, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$2,128	$313,595	$71,447	$(37,418)	$349,752
Total cost of goods sold	—	111,346	41,636	(32,819)	120,163
Gross Profit	2,128	202,249	29,811	(4,599)	229,589

Selling, general and administrative expense, including net restructuring charges	4,451	139,526	22,866	(4,599)	162,244
Net gain on sale of facility	—	(110)	—	—	(110)
Operating (Loss) Income	(2,323)	62,833	6,945	—	67,455

Loss on early debt extinguishment	(6,995)	—	—	—	(6,995)
Interest expense	(12,005)	(2,177)	(294)	2,438	(12,038)
Other income	1,763	459	371	(2,438)	155
(Loss) Income Before Income Taxes	(19,560)	61,115	7,022	—	48,577

Income tax (benefit) provision	(8,102)	21,952	2,171	—	16,021
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(11,458)	39,163	4,851	—	32,556

Equity In Earnings Of Consolidated Subsidiaries	44,014	4,851	—	(48,865)	—
Income From Continuing Operations	32,556	44,014	4,851	(48,865)	32,556

Net Loss From Discontinued Operations	—	—	—	—	—
Net Income	$32,556	$44,014	$4,851	$(48,865)	$32,556

Deluxe Corporation
Condensed Consolidating Statement of Income

	Quarter Ended March 31, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Eliminations	Total
Revenue	$2,329	$301,692	$70,029	$(38,930)	$335,120
Total cost of goods sold	—	110,274	42,516	(34,427)	118,363
Gross Profit	2,329	191,418	27,513	(4,503)	216,757

Selling, general and administrative expense, including net restructuring charges	229	127,189	24,887	(4,503)	147,802
Operating Income	2,100	64,229	2,626	—	68,955

Interest expense	(10,522)	(1,143)	(189)	1,319	(10,535)
Other income (expense)	528	(119)	554	(1,319)	(356)
(Loss) Income Before Income Taxes	(7,894)	62,967	2,991	—	58,064

Income tax provision	563	22,592	1,126	—	24,281
(Loss) Income From Continuing Operations Before Equity In Earnings Of Consolidated Subsidiaries	(8,457)	40,375	1,865	—	33,783

Equity In Earnings Of Consolidated Subsidiaries	41,841	1,865	—	(43,706)	—
Income From Continuing Operations	33,384	42,240	1,865	(43,706)	33,783

Net Loss From Discontinued Operations	—	(399)	—	—	(399)
Net Income	$33,384	$41,841	$1,865	$(43,706)	$33.384

Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Quarter Ended March 31, 2011
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash Provided By Operating Activities of Continuing Operations	$18,519	$39,874	$2,647	$61,040

Cash Flows From Investing Activities:
Purchases of capital assets	—	(8,080)	(342)	(8,422)
Other	(84)	644	(519)	41
Net cash used by investing activities of continuing operations	(84)	(7,436)	(861)	(8,381)

Cash Flows From Financing Activities:
Net payments on short-term debt	(7,000)	—	—	(7,000)
Payments on long-term debt, including costs of debt reacquisition	(215,030)	—	—	(215,030)
Proceeds from issuing long-term debt	200,000	—	—	200,000
Payments for debt issue costs	(3,280)	—	—	(3,280)
Change in book overdrafts	(264)	(561)	—	(825)
Proceeds from issuing shares under employee plans	5,633	—	—	5,633
Excess tax benefit from share-based employee awards	752	—	—	752
Payments for common shares repurchased	(5,986)	—	—	(5,986)
Cash dividends paid to shareholders	(12,881)	—	—	(12,881)
Advances from (to) consolidated subsidiaries	29,369	(28,895)	(474)	—
Net cash used by financing activities of continuing operations	(8,687)	(29,456)	(474)	(38,617)

Effect Of Exchange Rate Change on Cash	—	—	427	427

Net Change In Cash And Cash Equivalents	9,748	2,982	1,739	14,469
Cash And Cash Equivalents: Beginning Of Period	3,197	683	13,503	17,383
End Of Period	$12,945	$3,665	$15,242	$31,852

Deluxe Corporation
Condensed Consolidating Statement of Cash Flows

	Quarter Ended March 31, 2010
(in thousands)	Deluxe Corporation	Guarantor subsidiaries	Non- guarantor subsidiaries	Total
Net Cash Provided (Used) By Operating Activities of Continuing Operations	$19,886	$33,612	$(806)	$52,692

Cash Flows From Investing Activities:
Purchases of capital assets	—	(9,606)	(193)	(9,799)
Payment for acquisition	—	(700)	—	(700)
Purchases of customer lists	—	(70)	—	(70)
Proceeds from sales of marketable securities	—	—	1,970	1,970
Other	(86)	(71)	(2)	(159)
Net cash (used) provided by investing activities of continuing operations	(86)	(10,447)	1,775	(8,758)

Cash Flows From Financing Activities:
Net payments on short-term debt	(26,000)	—	—	(26,000)
Payments for debt issue costs	(2,065)	—	—	(2,065)
Change in book overdrafts	(1,270)	(184)	—	(1,454)
Proceeds from issuing shares under employee plans	1,357	—	—	1,357
Excess tax benefit from share-based employee awards	277	—	—	277
Cash dividends paid to shareholders	(12,835)	—	—	(12,835)
Advances from (to) consolidated subsidiaries	24,081	(23,135)	(946)	—
Net cash used by financing activities of continuing operations	(16,455)	(23,319)	(946)	(40,720)

Effect Of Exchange Rate Change on Cash	—	—	325	325

Net Change In Cash And Cash Equivalents	3,345	(154)	348	3,539
Cash And Cash Equivalents: Beginning Of Period	2,725	497	9,567	12,789
End Of Period	$6,070	$343	$9,915	$16,328